Shareholders' capital - Fair Value of Share Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 $ / shares
Equity [Abstract]
Risk-free interest rate	1.40%	0.90%
Expected volatility	25.00%	23.00%
Expected dividend yield	4.30%	4.50%
Expected life	5 years 6 months	5 years 6 months
Weighted average grant date fair value per option (CAD per share) | (per share)	CAD 1.45	$ 1.26